Note 6 Estimate of GDP, unemployment rate and HPI for the main geographies (Details) - Estimate scenario [Member]	Jun. 30, 2024
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.54%
Unemployment	11.35%
HPI	1.77%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.08%
Unemployment	10.80%
HPI	2.34%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.05%
Unemployment	10.28%
HPI	2.34%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.93%
Unemployment	9.88%
HPI	1.92%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.77%
Unemployment	9.58%
HPI	1.56%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.65%
Unemployment	9.49%
HPI	1.39%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.50%
Unemployment	2.79%
HPI	5.03%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.44%
Unemployment	3.15%
HPI	5.32%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.58%
Unemployment	3.15%
HPI	4.43%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.52%
Unemployment	3.06%
HPI	4.42%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%
Unemployment	2.97%
HPI	4.32%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.02%
Unemployment	3.08%
HPI	4.40%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.50%
Unemployment	9.40%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.47%
Unemployment	10.58%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.79%
Unemployment	10.80%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.45%
Unemployment	10.98%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%
Unemployment	11.00%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	11.00%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.88%
Unemployment	7.03%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.74%
Unemployment	6.82%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.70%
Unemployment	6.77%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.88%
Unemployment	6.71%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.57%
Unemployment	6.66%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.46%
Unemployment	6.61%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(3.99%)
Unemployment	10.38%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	6.02%
Unemployment	8.80%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.51%
Unemployment	7.55%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.45%
Unemployment	6.58%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.47%
Unemployment	5.85%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.51%
Unemployment	5.35%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.76%
Unemployment	10.79%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.83%
Unemployment	11.07%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.36%
Unemployment	10.56%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.05%
Unemployment	9.96%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.04%
Unemployment	9.46%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.41%
Unemployment	8.96%